Goodwill and Intangible Assets - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Goodwill [Line Items]
Impairment of goodwill	$ 0	$ 4,832	$ 0
Goodwill	$ 17,685	9,260
Processing facilities | customer	2
Amortization expense	$ 1,218	$ 1,124	$ 841
Ingredients
Goodwill [Line Items]
Impairment of goodwill	2,954
Goodwill	9,260
Fresh
Goodwill [Line Items]
Impairment of goodwill	1,878
Goodwill	$ 0